Accounts Receivable (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2014 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)
Accounts receivable
Accounts receivable	¥ 41,447	$ 54,250	¥ 351,423
Delivery service providers
Accounts receivable
Accounts receivable	¥ 33,671		135,050
Delivery service providers | Total accounts receivable | Accounts receivable
Accounts receivable
Concentration risk (as a percent)	81.00%
Other trade receivables
Accounts receivable
Accounts receivable			190,792
Other
Accounts receivable
Accounts receivable	¥ 7,776		¥ 25,581